CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 734,646	¥ 664,585
Receivables from customers, fair value		4,185	8,318
Securities purchased under agreements to resell, fair value		572,571	647,545
Trading assets, securities pledged as collateral		5,628,555	5,200,360
Trading assets, fair value		11,912	10,273
Private equity investments, fair value		4,751	4,047
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		422,850	416,052
Other, fair value		162,186	151,233
Short-term borrowings, fair value		358,204	362,612
Deposits received at banks, fair value		7,349
Securities sold under agreements to repurchase, fair value		103,742	159,430
Securities loaned, fair value		131,690	131,677
Other liabilities, fair value		13,338	15,011
Long-term borrowings, fair value		¥ 3,866,540	¥ 3,576,293
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,493,562,601	3,493,562,601
Outstanding		3,231,844,651	3,310,800,799
Common stock held in treasury, shares		261,717,950	182,761,802

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.